Income tax - Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
The aggregate effect	¥ 179,435		¥ 63,325
Per share effect - basic and diluted	¥ 0.08		¥ 0.03
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	¥ 5,339,883	¥ 5,380,024	¥ 3,151,394	¥ 1,061,275